LEASES - Carrying amounts (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
LEASES
Beginning balance	Rp 24,024		Rp 21,531
Additions	10,437		10,517
Deductions and reclassifications	(539)		(2,958)
Depreciation expense	(5,451)		(5,066)
Ending balance	28,471	$ 1,769	24,024
Land rights
LEASES
Beginning balance	6,134		5,448
Additions	1,738		1,764
Deductions and reclassifications	(152)		(42)
Depreciation expense	(1,110)		(1,036)
Ending balance	6,610		6,134
Right-of-use assets fair value	29,612		28,097
Buildings
LEASES
Beginning balance	462		542
Additions	198		156
Deductions and reclassifications	(1)		(88)
Depreciation expense	(192)		(148)
Ending balance	467		462
Transmission installation and equipment
LEASES
Beginning balance	16,058		14,887
Additions	7,340		7,477
Deductions and reclassifications	(368)		(2,837)
Depreciation expense	(3,615)		(3,469)
Ending balance	19,415		16,058
Vehicles
LEASES
Beginning balance	519		520
Additions	241		227
Deductions and reclassifications	(2)		8
Depreciation expense	(266)		(236)
Ending balance	492		519
Others
LEASES
Beginning balance	851		134
Additions	920		893
Deductions and reclassifications	(16)		1
Depreciation expense	(268)		(177)
Ending balance	Rp 1,487		Rp 851
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years